Financial Income and Costs (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Details of Financial Income
Details of financial income for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Interest income	￦	270,571	￦	273,460	￦	271,925
Gain on foreign currency transactions		17,493		19,976		67,976
Gain on foreign currency translation		164,351		32,768		43,092
Gain on derivative transactions		9,397		2,215		50,668
Gain on valuation of derivatives		172		255,149		182,998
Gain on valuation of financial instruments		33,868		90,653		31,032
Others		2,762		52,062		42,737

Total	￦	498,614	￦	726,283	￦	690,428

Summary of Details of Financial Costs
Details of financial costs for the years ended December 31, 2020, 2021 and 2022, are as follows:

( i n millions of Korean won)	2020		2021		2022
Interest expenses	￦	263,579	￦	263,389	￦	293,854
Loss on foreign currency transactions		27,805		13,105		81,171
Loss on foreign currency translation		26,340		213,689		200,109
Loss on derivative transactions		1,406		6,287		24,331
Loss on valuation of derivatives		163,763		15,947		21,601
Loss on disposal of trade receivables		8,152		22,712		62,697
Loss on valuation of financial instruments		15,646		25,994		65,660
Others		692		2,207		485

Total	￦	507,383	￦	563,330	￦	749,908